Revenue (Tables)	12 Months Ended
Sep. 30, 2024
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022

Major products / service lines
Digitization	$1,034,257	$819,604	$354,620
Less-Lethal	465,082	411,758	330,658
Training and services	1,028	-	34,590
Other	3,961	3,088	1,651
	$1,504,328	$1,234,450	$721,519

Primary geographical markets
United States	$155,103	$42,780	$389,210
Canada	1,349,225	743,200	332,309
Europe	-	448,470	-
	$1,504,328	$1,234,450	$721,519

Timing of revenue recognition
Products and services transferred over time	$1,035,285	$819,604	$389,210
Products transferred at a point in time	469,043	414,846	332,309
	$1,504,328	$1,234,450	$721,519